Financial Instruments (Details 1) (Contingent consideration [Member], Scott Spirit [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Contingent consideration [Member] | Scott Spirit [Member]
Changes in fair value for the Partnership's contingent consideration liability measured on a recurring basis using significant unobservable inputs (Level 3)
Fair value at beginning of period	$ (10,348)		$ (10,894)
Unrealized gains (loss) included in Other income - net	(342)		204
Fair value at end of period	$ (10,690)		$ (10,690)